Note 18 - Acquisition (Details Textual) - Jun. 14, 2022 - Steams Bank Holdingford, N.A. [member] $ in Millions, $ in Millions	CAD ($)	USD ($)
Statement Line Items [Line Items]
Total consideration transferred, acquisition-date fair value	$ 17.4	$ 13.5
Assets recognised as of acquisition date		$ 60.0